Long-term investment (Details Narrative) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021
Consideration amount		£ 3,300
Goji Group Limited [Member]
Percentage of acquired equity interest	42.31%
Consideration amount	£ 3,300